LEASE LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
LEASE LIABILITY
Balance at January 1, 2019, on adoption of IFRS 16	$ 904,879	$ 1,289,106
Interest expense	128,911
Lease payments	(513,138)
Lease Liability, current	436,352
Lease Liability, non-current	$ 468,527